Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Federal:
Current										$ 3,360	$ 3,199
Deferred										269	8
Federal income tax expense (benefit)										3,629	3,207
State:
Current										909	704
Deferred										85	151
State income tax expense (benefit)										994	855
Income tax expense (benefit)	$ 852	$ 1,006	$ 1,456	$ 1,113	$ 1,048	$ 747	$ 1,148	$ 1,112	$ 1,055	$ 4,623	$ 4,062